Loss per share - Schedule of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	3,730,347	2,006,414	1,062,984
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	3,730,347	2,006,414	1,062,984